Share Based Compensation - Schedule of Fair Value Information for Options Granted (Detail) - USD ($)	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average grant-date fair value of options granted	$ 4.18	$ 4.18	$ 2.90
Total intrinsic value of options exercised	$ 0	$ 0	$ 0